Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Loss Per Share [Abstract]
Schedule of Basic and Diluted (Loss) Earnings Per Ordinary Share

The Company treats the entire measurement adjustment to redemption value of the redeemable non-controlling interest under ASC 480-10-S99-3A as being akin to a dividend, which affected in the calculation of loss available to ordinary shareholders of the Company used in the EPS calculation.

	For the years ended December 31,
	2024	2023	2022
Numerator:
Net loss	$(17,981,164)	$(32,920,724)	$(23,124,402)
Less: accretion to redemption value of redeemable non-controlling interests	1,792,027	3,920,454	2,600,738
foreign currency effect on redemption value of redeemable non-controlling interests	(808,100)	(605,597)	(840,076)
net loss attributable to non-controlling interests	(6,204,728)	(8,688,144)	(487,780)
Net loss attributable to ordinary shareholders	$(12,760,363)	$(27,547,437)	$(24,397,284)

Denominator:
Weighted average number of shares outstanding – basic and diluted	26,404,589	25,622,195	24,820,313
Loss per share – basic and diluted	(0.48)	(1.08)	(0.98)